SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Policies
Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Lani, LLC. All inter-company accounts and transactions have been eliminated. These financial statements present the net assets and operations of NAMOG from the periods from Inception on June 20, 2011 to December 31, Accordingly, The financial statements as of the year ended December 31, 2013, and from the period from Inception to December 31, 2013 are those of NAMOG alone.

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the recovery of financial assets, donated expenses, deferred income tax asset valuation allowances and fair value measurements. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company's estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Oil and Natural Gas Properties

The Company’s oil and gas exploration and production activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense and included within cash flows from investing activities. The costs of development wells are capitalized whether productive or nonproductive. Oil and gas lease acquisition costs are also capitalized. Interest cost is capitalized as a component of property cost for significant exploration and development projects that require greater than six months to be readied for their intended use.

Unproved oil and gas properties are assessed periodically for impairment based on remaining lease terms, drilling results, commodity price outlooks, future plans to develop acreage and other relevant matters. During the year ended December 31, 2013 and the period from June 20, 2011 (Inception) to December 31, 2013, the Company recognized no impairment charges.

Proceeds from the assignment of partial interests in unproved leases are deferred until such time the assignment occurs. The proceeds are accounted for as a recovery of cost without recognizing any gain or loss unless the proceeds exceed the carrying amount. Proceeds received prior to the assignment of partial interests in unproved leases are accounted for as a current liability in the accompanying consolidated balance sheets.

Cash and Cash Equivalents	The Company considers all short-term, highly liquid investments, generally with maturity of three months or less at time of purchase, to be cash equivalents.
Restricted Cash

Restricted cash consists of advances from working interest owners designated to be used for the acquisition of leaseholds and other oil and gas exploration and development activities, and general and administrative expenses.

Concentrations

The Company’s cash, cash equivalents, restricted cash and accounts receivable are exposed to concentrations of credit risk. The Company manages the risk associated with the cash and cash equivalents by depositing these funds with major financial institutions thereby minimizing exposure for deposits in excess of federally insured amounts. On occasion, the Company may have cash in banks in excess of federally insured amounts. We believe that credit risk associated with cash is remote.

Included in the Company’s consolidated balance sheet at December 31, 2013, are the net assets of the entity’s oil and gas operations, all of which are located in San Joaquin Basin region of California and which total $472,520.

The majority of the Company’s working capital as of December 31, 2013 is from three separate Purchase and Sales Agreements that totaled $625,000. Two of these agreements included the issuance of 196,618 warrants.

Income Taxes

The Company accounts for income taxes required by the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. As management of the Company does not currently believe that it is more-likely-than-not that the Company will receive the benefit of this asset, a valuation allowance equal to the deferred tax asset has been established at both December 31, 2013 , 2012, and 2011.

Pursuant to the merger of the Company effective as of November 16, 2012, NAMOG is a C Corporation, and Lani LLC, a California Limited Liability company is an LLC and will remain an LLC.

As of December 31, 2013, the Company had Federal net operating loss carry forwards of approximately $1,114,602 to reduce future taxable income, which expire after 2031. Interest and penalties on tax deficiencies are classified as income taxes in accordance with ASC Topic 740.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management cannot conclude it is more likely than not that the Company will realize the benefits of these deductible differences. As such, a valuation allowance has been recorded for 100% of the estimated deferred tax assets.

Allowance for Bad Debts

Management reviews accounts receivable on a regular basis to determine if any receivables will potentially be uncollectible.

As of December 31, 2013 all but $704 in Company receivables has been fully collected, and, accordingly, no allowance for doubtful accounts has been recorded.

Deposits	Deposits consist of a $20,000 bond held by the State of California for plugging and abandonment expenses, and an office lease deposit of $1,300.
Furniture, Fixtures, and Equipment

Furniture, fixtures, and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from five to seven years. Depreciation expense for the fiscal year ended December 31, 2013 is $2,082, a $155 increase over fiscal year ended December 31, 2012 and the period from Inception to December 31, 2012, respectively.

Leases

The Company conducts its operations from leased facilities. Normally, the Company records rental expense on its operating leases over the lease term as it becomes payable. If rental payments are not made on a straight-line basis, per terms of the agreement, the Company records a deferred rent expense and recognizes the rental expense on a straight-line basis throughout the lease term. Rent expense was $14,400 and $10,800 for the years ended December 31, 2013 and 2012, respectively.

Asset Retirement Obligation

The Company follows the provisions of ASC 410-10, “Asset Retirement and Environmental Obligations,” at such time as it acquires or drills oil and gas wells. The estimated fair value of the future costs associated with the dismantlement, abandonment, and restoration of oil and gas properties is recorded when incurred, generally upon acquisition or commencement of drilling of a well. The estimated costs are discounted to present values using a credit adjusted risk free rate over the estimated economic life of the oil and gas properties. Such costs are capitalized as part of the related asset. The asset will be depleted on the units-of-production method. The associated liability is classified in other long-term liabilities in the accompanying consolidated balance sheets. The liability will be periodically adjusted to reflect (1) new liabilities incurred, (2) liabilities settled during the period, (3) accretion expense, and (4) revisions to estimated future cash flow requirements. Accretion expense of $9,436 is recorded as a component of leasehold costs in the accompanying statement of operations for the year ended December 31, 2013. $622 accretion expense was incurred as of December 31, 2012.

Revenue Recognition	The Company is in the development stage and currently does not have incoming revenue.
Stock Option Plan

On December 12, 2012, the Board of Directors of the Company approved and adopted the terms and provisions of a 2012 Stock Option Plan (“Plan”) for the Company. An aggregate of 2,000,000 shares of the Company’s common stock are initially reserved for issuance upon exercise of nonqualified and/or stock options which may be granted under the 2012 Stock Option Plan. A total of 850,000 options were issued in 2013. 196,618 warrants were issued in 2013, leaving the Company 546,618 shares remaining in the Plan at December 31, 2013.

Fair Value Measurements

The Company follows FASB ASC 820, “Fair Value Measurements and Disclosures,” which defines fair value, establishes a framework for using fair value to measure assets and liabilities, and expands disclosures about fair value measurements. The statement establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1: Quoted prices are available in active markets for identical assets or liabilities;

Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or

Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

ASC 820 requires financial assets and liabilities to be classified based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

In accordance with the accounting guidance, the company has measured its asset retirement obligation using level 3 inputs using (1) the estimated current cost of abandoning the well, (2) the estimated life of the well; (3) the estimated inflation rate over the estimated life of the well; and (4) and a discount to present value using an estimate of the Company’s credit-adjusted interest rate. As discussed in Note 4, the estimated fair value of the Company’s asset retirement obligation is $94,042 at December 31, 2013. The Company re-evaluated its initial asset retirement obligation in the quarter ending June 30, 2013 realizing an increase in its asset retirement obligation for Well 77-20 of $32,635 in its evaluation of December 31, 2012.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, prepaid expenditures, and short-term liabilities. The fair value of these financial instruments approximates the book value due to the short-term nature of these balances.

Commitments and Contingent Liabilities

The Company is engaged in oil and gas exploration and production and may become subject to certain liabilities as they relate to environmental cleanup of well sites or other environmental restoration procedures as they relate to the drilling of oil and gas wells and the operations. In the Company’s acquisition of existing or previously drilled well bores, the Company may not be aware of what environmental safeguards were taken at the time such wells were drilled or during such time the wells were operated. Should it be determined that a liability exists with respect to any environmental clean up or restoration, the liability to cure such a violation could fall upon the Company. Management believes its properties are operated in conformity with local, state, and federal regulations. No claim has been made, nor is the Company aware of any uninsured liability which the Company may have, as it relates to any environmental cleanup, restoration, or the violation of any rules or regulations.

The Company is contingently liable for all of the asset retirement costs associated with the Pass Exploration 77-20 well, as opposed to its 75% working interest share of such costs. The asset retirement obligation has been calculated using the Company’s share of 75% of the working interest in the leased property. Pursuant to the Farm-In, the Company is contingently liable for 100% of the asset retirement obligation related to the Pass Exploration 77-20 well if the well proves to be incapable of producing oil or gas in commercial quantities. This well was in the drilling process as of December 31, 2013.

Financial Statement Consolidation

The Company consolidates all financial reporting entities. The purpose of consolidated financial statements is to present, primarily for the benefit of the owners and creditors of the parent, the results of operations and the financial position of a parent and all its subsidiaries as if the consolidated group were a single economic entity. There is a presumption that consolidated financial statements are more meaningful than separate financial statements and that they are usually necessary for a fair presentation when one of the entities in the consolidated group directly or indirectly has a controlling financial interest in the other entities.

Subsidiary	NAMOG has one “wholly-owned subsidiary” Lani LLC. It acquired this subsidiary through the merger on November 20, 2012.
Segment Reporting

In accordance with FASB ASC No. 280, Segment Reporting the Company has evaluated how it is organized and managed and has identified only one operating segment, which is the exploration and development of oil and gas producing properties.

Earnings (Loss) Per Share

Earnings per share is calculated in accordance with FASB ASC No. 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding, which were 61,114,602 for the year ended December 31, 2013. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Due to the reported losses, inclusion of common stock equivalents would be anti-dilutive.

Reclassifications

Certain reclassifications of amounts previously reported have been made to the accompanying financial statements to maintain consistency between periods presented. The reclassifications had no impact on net income (loss) or shareholders’ equity (deficit).

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact of the Company’s financial condition or results of its operations. Various accounting standards and interpretations were issued in. The Company has evaluated the recently issued accounting pronouncements that are effective in 2013 and believe that none of them will have a material effect on the Company’s financial position, results or operations, or cash flows when adopted.